Note 8 - Fair Value - Reconciliation Of Changes In Fair Value Measurement - Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Liabilities fair value reconciliation abstract
Liabilities at the beginning of the period	€ 636,736		€ 676,428
Changes in fair value level 3 Liabilities abstract
Liabilities at the end of the period	623,814		636,736	€ 676,428
Level 3 [Member]
Liabilities fair value reconciliation abstract
Liabilities at the beginning of the period	125		116	182
Changes in fair value level 3 Liabilities abstract
Group Incorporations Liabilities	0		0	0
Changes in FV recognized in P&L	(95)	[1]	(21)	(86)
Changes in FV recognized in OCI Liabilities	0		0	(3)
Acquisitions Disposals Liquidations Liabilities	2,710	[2]	320	(25)
Net inflows level 3 Liabilities	47		(39)	0
Exchange Differences And Others Liabilities	0		(250)	49
Liabilities at the end of the period	€ 2,787		€ 125	€ 116

[1]

(*) Profit or loss that is attributable to gains or losses relating to those financial assets and liabilities held as of December 31, 2018, 2017 and 2016. Valuation adjustments are recorded under the heading “Gains (losses) on financial assets and liabili ties, net”.

[2]

(**) Of which, in 2018, the assets roll forward is comprised of € 2,400 million of acquisitions, € 254 millions of disposals and € 44 millions of liquidations. The liabilities roll forward is comprised of € 2,716 million of acquisitions and € 5 mill ions of liquidations.